GOLDMAN SACHS MOTIF DATA-DRIVEN WORLD ETF

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%
Communication Services – 10.2%
265	Alphabet, Inc., Class A*	$ 345,584
1,484	Baidu, Inc. ADR (China)*	175,898
1,375	Criteo SA ADR (France)*	24,544
1,014	Facebook, Inc., Class A*	204,463
340	Heroz, Inc. (Japan)*	40,113
2,150	Nippon Telegraph & Telephone Corp. (Japan)	108,511
66,618	PCCW Ltd. (Hong Kong)	40,170
256	SK Telecom Co. Ltd. (South Korea)	53,318
2,343	SoftBank Group Corp. (Japan)	90,994
10,454	Sogou, Inc. ADR (China)*(a)	51,329

		1,134,924

Consumer Discretionary – 6.3%
1,076	Alibaba Group Holding Ltd. ADR (China)*	215,200
154	Amazon.com, Inc.*	277,323
1,889	eBay, Inc.	67,097
3,160	JD.com, Inc. ADR (China)*	103,174
935	Shutterstock, Inc.*	38,878

		701,672

Financials – 3.6%
5,197	Bank of America Corp.	173,164
864	Capital One Financial Corp.	86,408
12,812	Ping An Insurance Group Co. of China Ltd., Class H (China)	145,179

		404,751

Industrials – 2.4%
756	Allegion PLC	90,743
491	Equifax, Inc.	68,563
3,055	Toshiba Corp. (Japan)	109,635

		268,941

Information Technology – 73.7%
2,732	21Vianet Group, Inc. ADR (China)*	18,496
799	Accenture PLC, Class A	160,727
595	Adobe, Inc.*	184,170
3,589	Advanced Micro Devices, Inc.*	140,509
926	Akamai Technologies, Inc.*	80,673
540	Alarm.com Holdings, Inc.*	23,555

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
473	Alteryx, Inc., Class A*	$ 53,700
1,482	Ambarella, Inc.*	81,125
739	Amdocs Ltd.	51,213
1,011	Apple, Inc.	270,190
420	Aspen Technology, Inc.*	52,668
1,614	Avaya Holdings Corp.*	20,611
11,657	BlackBerry Ltd. (Canada)*	64,929
729	Booz Allen Hamilton Holding Corp.	53,042
871	Cadence Design Systems, Inc.*	61,188
813	CEVA, Inc.*	21,073
972	Check Point Software Technologies Ltd. (Israel)*	114,579
56,696	Chinasoft International Ltd. (China)*	26,944
1,251	Ciena Corp.*	47,488
3,770	Cisco Systems, Inc.	170,819
4,478	Cloudera, Inc.*(a)	44,243
1,352	Cognex Corp.	67,843
2,124	CommScope Holding Co., Inc.*	28,886
688	CommVault Systems, Inc.*	34,826
4,159	Conduent, Inc.*	28,156
633	CyberArk Software Ltd.*	77,574
1,414	Dell Technologies, Inc., Class C*	68,565
1,315	Dialog Semiconductor PLC (United Kingdom)*	66,957
540	ExlService Holdings, Inc.*	37,697
3,421	Extreme Networks, Inc.*	24,050
148	Fair Isaac Corp.*	54,427
6,068	FireEye, Inc.*	101,700
941	FLIR Systems, Inc.	50,400
1,637	Fortinet, Inc.*	172,065
972	Fujitsu Ltd. (Japan)	88,324
1,095	GDS Holdings Ltd. ADR (China)*	51,268
3,848	Hewlett Packard Enterprise Co.	60,914
3,613	Infineon Technologies AG (Germany)	77,236
10,990	Infosys Ltd. ADR (India)	108,032
6,058	Intel Corp.	351,667
1,597	International Business Machines Corp.	214,717
382	Intuit, Inc.	98,896
864	Itron, Inc.*	69,189
2,602	Juniper Networks, Inc.	65,206
2,724	Lattice Semiconductor Corp.*	51,456
1,387	Logitech International SA (Switzerland)	60,665

GOLDMAN SACHS MOTIF DATA-DRIVEN WORLD ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
2,470	MACOM Technology Solutions Holdings, Inc.*	$ 60,935
2,513	Marvell Technology Group Ltd.	66,268
1,456	MaxLinear, Inc.*	28,931
1,520	Medallia, Inc.*(a)	46,147
2,540	Micron Technology, Inc.*	120,675
2,489	Microsoft Corp.	376,785
649	MongoDB, Inc.*	96,506
1,953	NEC Corp. (Japan)	78,024
1,055	NetScout Systems, Inc.*	26,586
621	Nice Ltd. ADR (Israel)*	94,075
19,395	Nokia OYJ ADR (Finland)	67,882
7,351	NortonLifeLock, Inc.	183,040
4,682	Nuance Communications, Inc.*	83,948
1,589	NVIDIA Corp.	344,400
1,435	NXP Semiconductors NV (Netherlands)	165,857
2,748	Opera Ltd. ADR (Norway)*	27,865
3,838	Oracle Corp.	215,465
697	Palo Alto Networks, Inc.*	158,372
585	PKSHA Technology, Inc. (Japan)*	23,291
457	Proofpoint, Inc.*	54,241
606	Qorvo, Inc.*	63,151
1,898	QUALCOMM, Inc.	158,578
600	Qualys, Inc.*	52,506
1,047	Radware Ltd. (Israel)*	25,222
508	Rapid7, Inc.*	28,484
4,216	Samsung Electronics Co. Ltd. (South Korea)	179,541
1,736	SAP SE (Germany)	236,355
2,104	SecureWorks Corp., Class A*	23,859
51,623	Semiconductor Manufacturing International Corp. (China)*	65,817
755	Silicon Laboratories, Inc.*	79,977
989	Silicon Motion Technology Corp. ADR (Taiwan)	43,813
951	Software AG (Germany)	32,097
959	Splunk, Inc.*	143,102
5,308	STMicroelectronics NV (Switzerland)	130,513
513	Synaptics, Inc.*	29,323
9,853	Telefonaktiebolaget LM Ericsson ADR (Sweden)	89,071
1,451	Teradata Corp.*	38,539
1,546	Trend Micro, Inc. (Japan)	83,434

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
716	Verint Systems, Inc.*	$ 34,805
576	VMware, Inc., Class A	89,637
2,435	VTech Holdings Ltd. (Hong Kong)	23,004
1,703	Western Digital Corp.	85,712
12,155	Wipro Ltd. ADR (India)	44,123
1,592	Xerox Holdings Corp.	61,977
1,726	Xperi Corp.	34,157
340	Zebra Technologies Corp., Class A*	85,320
1,868	Zscaler, Inc.*	97,379

		8,231,447

Real Estate – 3.7%
320	CoreSite Realty Corp. REIT	36,285
931	CyrusOne, Inc. REIT	58,001
759	Digital Realty Trust, Inc. REIT	91,801
226	Equinix, Inc. REIT	128,108
2,037	Iron Mountain, Inc. REIT	65,428
536	QTS Realty Trust, Inc., Class A REIT	28,446

		408,069

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $10,304,915)		$11,149,804

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.6%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
73,756	1.613%	$ 73,756
(Cost $73,756)

TOTAL INVESTMENTS – 100.5% (Cost $10,378,671)		$11,223,560

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(59,864)

NET ASSETS – 100.0%		$11,163,696

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MOTIF FINANCE REIMAGINED ETF

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%
Communication Services – 5.0%
1,196	Internet Initiative Japan, Inc. (Japan)	$ 27,642
3,230	LINE Corp. (Japan)*(a)	151,900
301	NetEase, Inc. ADR (China)	94,911
15,638	Rightmove PLC (United Kingdom)	126,140
683	Scout24 AG (Germany)(b)	42,323
701	YY, Inc. ADR (China)*	44,717
2,594	Zillow Group, Inc., Class C*	101,555

		589,188

Consumer Discretionary – 0.8%
3,457	Everi Holdings, Inc.*	46,566
9,459	Moneysupermarket.com Group PLC (United Kingdom)	41,661

		88,227

Financials – 36.0%
1,995	360 Finance, Inc. ADR (China)*	18,953
391	Affiliated Managers Group, Inc.	33,380
2,263	American Express Co.	271,832
4,015	Apollo Global Management, Inc.	175,857
4,086	Ares Management Corp., Class A	135,206
2,195	Axos Financial, Inc.*	64,643
26,276	Banco Santander SA ADR (Spain)	101,688
1,294	Bank of New York Mellon Corp. (The)	63,367
309	BlackRock, Inc.	152,927
3,603	Blackstone Group, Inc. (The), Class A	195,355
1,847	Blucora, Inc.*	43,478
3,423	Brookfield Asset Management, Inc., Class A (Canada)	199,937
1,143	Canadian Imperial Bank of Commerce (Canada)	99,357
3,816	Carlyle Group LP (The)	113,717
1,453	Curo Group Holdings Corp.*	19,775
3,156	Draper Esprit PLC (United Kingdom)*	20,003
1,997	Enova International, Inc.*	45,991
1,014	Eurazeo SE (France)	69,151
343	FactSet Research Systems, Inc.	89,060
7,659	FinVolution Group ADR (China)	22,441
1,517	Green Dot Corp., Class A*	36,044
811	Hamilton Lane, Inc., Class A	47,038
2,279	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	71,971

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
90	Hypoport AG (Germany)*	$ 28,976
13,158	ING Groep NV (Netherlands)	151,522
2,063	Intercontinental Exchange, Inc.	194,273
4,685	Intermediate Capital Group PLC (United Kingdom)	92,779
5,013	KKR & Co., Inc., Class A	147,833
4,060	LendingClub Corp.*	56,069
235	LendingTree, Inc.*	84,725
6,239	LexinFintech Holdings Ltd. ADR (China)*	74,306
1,432	London Stock Exchange Group PLC (United Kingdom)	127,290
21,247	Man Group PLC (United Kingdom)	41,705
6,809	Monex Group, Inc. (Japan)	17,658
284	Morningstar, Inc.	44,616
589	MSCI, Inc.	152,663
929	Nasdaq, Inc.	97,359
1,228	Northern Trust Corp.	131,691
9,455	Qudian, Inc. ADR (China)*	46,897
402	S&P Global, Inc.	106,389
1,196	Sculptor Capital Management, Inc.	23,178
2,159	SEI Investments Co.	139,320
11,937	Standard Chartered PLC (United Kingdom)	107,682
1,652	Tradeweb Markets, Inc., Class A	73,894
33,762	Value Partners Group Ltd. (Hong Kong)(a)	19,064
9,635	WisdomTree Investments, Inc.	46,826
34,533	ZhongAn Online P&C Insurance Co. Ltd., Class H (China)*(a)(b)	119,334

		4,217,220

Health Care – 0.3%
555	HealthEquity, Inc.*	34,904

Industrials – 3.2%
229	CoStar Group, Inc.*	140,345
1,549	PayPoint PLC (United Kingdom)	20,357
1,079	Thomson Reuters Corp. (Canada)	76,123
948	Verisk Analytics, Inc.	139,811

		376,636

Information Technology – 53.2%
582	Accenture PLC, Class A	117,075

GOLDMAN SACHS MOTIF FINANCE REIMAGINED ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
2,520	ACI Worldwide, Inc.*	$ 94,500
868	Appfolio, Inc., Class A*	98,015
1,284	Avalara, Inc.*	100,190
2,073	Black Knight, Inc.*	130,620
924	Bottomline Technologies DE, Inc.*	45,729
1,181	Broadridge Financial Solutions, Inc.	146,101
193	Cass Information Systems, Inc.	10,899
1,356	Ceridian HCM Holding, Inc.*	81,848
1,713	CoreLogic, Inc.*	70,970
1,185	Digital Garage, Inc. (Japan)	45,015
1,206	Ebix, Inc.	41,945
1,128	Envestnet, Inc.*	80,325
8,471	Equiniti Group PLC (United Kingdom)(b)	21,312
548	Euronet Worldwide, Inc.*	86,140
827	EVERTEC, Inc. (Puerto Rico)	26,811
2,050	Evo Payments, Inc., Class A*	57,543
584	ExlService Holdings, Inc.*	40,769
1,545	Fidelity National Information Services, Inc.	213,442
2,132	Fiserv, Inc.*	247,824
579	FleetCor Technologies, Inc.*	177,707
932	Global Payments, Inc.	168,785
550	Globant SA (Argentina)*	58,850
2,204	GMO internet, Inc. (Japan)	46,511
6,315	GreenSky, Inc., Class A*(a)	46,984
1,323	Guidewire Software, Inc.*	161,181
1,858	I3 Verticals, Inc., Class A*	50,761
661	Ingenico Group SA (France)	70,593
660	International Business Machines Corp.	88,737
845	Intuit, Inc.	218,762
873	Jack Henry & Associates, Inc.	132,644
1,973	Mastercard, Inc., Class A	576,570
610	Money Forward, Inc. (Japan)*	26,877
1,983	NEC Corp. (Japan)	79,222
314	Nice Ltd. ADR (Israel)*	47,568
4,898	Nomura Research Institute Ltd. (Japan)	103,273
2,370	Opera Ltd. ADR (Norway)*	24,032
2,388	Pagseguro Digital Ltd., Class A (Brazil)*	81,049
1,242	Paychex, Inc.	106,961
2,728	PayPal Holdings, Inc.*	294,651
3,299	Paysign, Inc.*(a)	33,848
1,164	Q2 Holdings, Inc.*	98,276
2,617	QIWI PLC ADR (Russia)	51,869

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
1,443	RealPage, Inc.*	$ 79,408
11,642	Sage Group PLC (The) (United Kingdom)	113,514
1,038	Sapiens International Corp. NV (Israel)	23,365
4,317	Square, Inc., Class A*	298,391
1,931	SS&C Technologies Holdings, Inc.	115,957
3,170	StoneCo Ltd., Class A (Brazil)*	129,907
2,546	Visa, Inc., Class A	469,762
411	WEX, Inc.*	82,664
1,176	Wirecard AG (Germany)(a)	155,340
407	Workday, Inc., Class A*	72,902
2,783	Worldline SA (France)*(b)	180,276

		6,224,270

Materials – 0.3%
10,541	IAMGOLD Corp. (Canada)*	38,158

Real Estate – 1.1%
411	Corestate Capital Holding SA (Germany)*	14,683
759	PATRIZIA AG (Germany)	15,365
3,554	Redfin Corp.*	68,521
330,004	Zall Smart Commerce Group Ltd. (China)*(a)	27,403

		125,972

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $10,514,972)		$11,694,575

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 3.4%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
404,285	1.613%	$ 404,285
(Cost $404,285)

TOTAL INVESTMENTS – 103.3% (Cost $10,919,257)		$12,098,860

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.3)%		(393,786)

NET ASSETS – 100.0%		$11,705,074

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
LP	— Limited Partnership
PLC	— Public Limited Company

GOLDMAN SACHS MOTIF HUMAN EVOLUTION ETF

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%
Health Care – 99.0%
31,159	3SBio, Inc. (China)*(a)	$ 44,981
3,960	Abbott Laboratories	338,382
3,470	Abcam PLC (United Kingdom)	59,921
338	ABIOMED, Inc.*	66,309
540	Acceleron Pharma, Inc.*	26,438
1,530	Adaptive Biotechnologies Corp.*	41,601
3,087	Adverum Biotechnologies, Inc.*	33,679
733	Agios Pharmaceuticals, Inc.*	28,514
772	Align Technology, Inc.*	214,106
1,560	Allogene Therapeutics, Inc.*(b)	43,961
7,648	Allscripts Healthcare Solutions, Inc.*	82,445
2,612	AstraZeneca PLC (United Kingdom)	251,978
1,063	Atara Biotherapeutics, Inc.*	15,105
2,268	Athenex, Inc.*	35,335
1,037	Audentes Therapeutics, Inc.*	30,104
1,551	Baxter International, Inc.	127,135
1,145	Bayer AG (Germany)	86,732
892	BeiGene Ltd. ADR (China)*	181,335
486	Biogen, Inc.*	145,708
371	BioTelemetry, Inc.*	17,181
739	Bluebird Bio, Inc.*	59,815
498	Blueprint Medicines Corp.*	40,856
6,477	Boston Scientific Corp.*	280,130
1,302	Cara Therapeutics, Inc.*	33,826
747	Cardiovascular Systems, Inc.*	34,033
736	Cellectis SA ADR (France)*	10,230
1,613	Cerner Corp.	115,475
309	Charles River Laboratories International, Inc.*	44,882
440	CONMED Corp.	49,839
1,298	Constellation Pharmaceuticals, Inc.*	60,435
1,592	CRISPR Therapeutics AG (Switzerland)*(b)	114,067
1,183	DaVita, Inc.*	84,904
509	DexCom, Inc.*	115,701

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
1,429	Editas Medicine, Inc.*	$ 43,270
692	Edwards Lifesciences Corp.*	169,498
1,123	EMIS Group PLC (United Kingdom)	15,427
3,216	Exelixis, Inc.*	53,482
2,781	Fate Therapeutics, Inc.*	43,439
1,292	FibroGen, Inc.*	54,742
3,380	Fresenius Medical Care AG & Co KGaA (Germany)	248,055
1,459	Fresenius SE & Co KGaA (Germany)	79,856
686	G1 Therapeutics, Inc.*	14,818
17,616	Genscript Biotech Corp. (China)*	42,534
2,271	Gilead Sciences, Inc.	152,702
1,352	Globus Medical, Inc., Class A*	75,644
833	Gossamer Bio, Inc.*	21,242
2,206	Halozyme Therapeutics, Inc.*	42,774
596	HCA Healthcare, Inc.	82,641
1,107	Health Catalyst, Inc.*	43,981
1,181	Henry Schein, Inc.*	81,371
2,427	Homology Medicines, Inc.*	38,832
1,426	Horizon Therapeutics PLC*	46,744
1,341	Hutchison China MediTech Ltd. ADR (Hong Kong)*	32,332
370	Illumina, Inc.*	118,681
515	Inspire Medical Systems, Inc.*	36,544
442	Insulet Corp.*	82,079
616	Integer Holdings Corp.*	46,724
3,222	Intellia Therapeutics, Inc.*	55,837
6,224	Intrexon Corp.*(b)	34,668
756	Intuitive Surgical, Inc.*	448,232
4,202	Iovance Biotherapeutics, Inc.*	95,932
332	iRhythm Technologies, Inc.*	23,934
1,811	Johnson & Johnson	248,994
2,266	Karyopharm Therapeutics, Inc.*	39,700
649	Krystal Biotech, Inc.*	36,675

GOLDMAN SACHS MOTIF HUMAN EVOLUTION ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
312	Laboratory Corp. of America Holdings*	$ 53,754
374	LivaNova PLC*	31,326
3,614	Medtronic PLC	402,563
1,239	Merck KGaA (Germany)	144,809
1,022	Merit Medical Systems, Inc.*	28,616
14,611	Mesoblast Ltd. (Australia)*	17,888
13,796	Microport Scientific Corp. (China)	13,007
954	Mirati Therapeutics, Inc.*	96,135
4,200	Mitsubishi Tanabe Pharma Corp. (Japan)	76,820
2,578	Moderna, Inc.*	52,488
425	MorphoSys AG (Germany)*	52,577
2,511	Myriad Genetics, Inc.*	64,633
1,719	Natera, Inc.*	62,726
2,937	Nektar Therapeutics*	59,592
1,792	NeoGenomics, Inc.*	46,252
550	NextCure, Inc.*	26,295
1,988	NextGen Healthcare, Inc.*	36,619
1,495	Nichi-iko Pharmaceutical Co. Ltd. (Japan)	18,102
2,234	Novartis AG (Switzerland)	205,796
576	Novocure Ltd.*	53,096
12,396	OPKO Health, Inc.*	19,710
1,980	QIAGEN NV.*	84,744
1,186	Quanterix Corp.*	30,041
579	Quest Diagnostics, Inc.	61,692
335	Reata Pharmaceuticals, Inc., Class A*	65,369
238	Regeneron Pharmaceuticals, Inc.*	87,822
1,381	REGENXBIO, Inc.*	57,809
512	ResMed, Inc.	76,595
1,901	Rhythm Pharmaceuticals, Inc.*	42,677
833	Roche Holding AG (Switzerland)	256,898
1,310	Rocket Pharmaceuticals, Inc.*	23,043
1,140	Rubius Therapeutics, Inc.*(b)	8,778
7,573	Sangamo Therapeutics, Inc.*	81,788

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
2,147	Sanofi (France)	$ 200,059
377	Sarepta Therapeutics, Inc.*	42,409
1,390	Seattle Genetics, Inc.*	167,287
1,720	Shockwave Medical, Inc.*	67,355
6,568	Smith & Nephew PLC (United Kingdom)	147,061
931	Stoke Therapeutics, Inc.*	22,810
605	Stryker Corp.	123,940
677	Surmodics, Inc.*	27,784
1,659	Takara Bio, Inc. (Japan)	31,874
2,809	Takeda Pharmaceutical Co. Ltd. (Japan)	114,274
412	Teleflex, Inc.	145,576
4,079	TG Therapeutics, Inc.*	33,407
1,947	Theravance Biopharma, Inc.*	42,367
456	Thermo Fisher Scientific, Inc.	143,161
897	Tricida, Inc.*	35,844
519	uniQure NV (Netherlands)*	28,888
1,075	Vocera Communications, Inc.*	23,328
998	Voyager Therapeutics, Inc.*	13,613
439	WaVe Life Sciences Ltd.*	14,553
8,152	WuXi AppTec Co. Ltd., Class H (China)(a)	94,613
11,212	ZIOPHARM Oncology, Inc.*(b)	58,415

		9,585,205

Information Technology – 0.9%
498	Global Payments, Inc.	90,188

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $8,870,155)		$9,675,393

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.8%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
170,523	1.613%	$ 170,523
(Cost $170,523)

TOTAL INVESTMENTS – 101.7% (Cost $9,040,678)		$9,845,916

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.7)%		(162,580)

NET ASSETS – 100.0%		$9,683,336

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

GOLDMAN SACHS MOTIF MANUFACTURING REVOLUTION ETF

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 0.3%
1,032	Iridium Communications, Inc.*	$ 24,046

Consumer Discretionary – 20.2%
71	Amazon.com, Inc.*	127,857
1,198	Aptiv PLC	112,468
13,035	BYD Co. Ltd., Class H (China)	61,863
384	Ferrari NV (Italy)	64,616
5,990	Fiat Chrysler Automobiles NV (United Kingdom)	88,353
6,943	Ford Motor Co.	62,904
536	Garmin Ltd.	52,362
519	Gentherm, Inc.*	21,720
3,564	GoPro, Inc., Class A*	14,399
788	Hella GmbH & Co. KGaA (Germany)	42,556
1,701	Magna International, Inc. (Canada)	93,589
14,669	NIO, Inc. ADR (China)*(a)	33,299
3,116	Ocado Group PLC (United Kingdom)*	53,405
4,114	Panasonic Corp. (Japan)	38,769
3,145	Tata Motors Ltd. ADR (India)*	35,287
561	Tesla, Inc.*	185,096
8,070	Tianneng Power International Ltd. (China)	5,309
1,850	Toyota Motor Corp. (Japan)	129,032
1,897	Valeo SA (France)	74,797
1,773	Veoneer, Inc. (Sweden)*(a)	28,705
440	Visteon Corp.*	41,153
21,031	Yadea Group Holdings Ltd. (China)(b)	5,373

		1,372,912

Energy – 2.4%
1,936	Eni SpA ADR (Italy)	58,177
1,160	Oceaneering International, Inc.*	15,555
1,667	TOTAL SA (France)	87,564

		161,296

Health Care – 2.7%
443	Align Technology, Inc.*	122,862
502	Hogy Medical Co. Ltd. (Japan)	16,502
574	Omnicell, Inc.*	45,914

		185,278

Shares	Description	Value

Common Stocks – (continued)
Industrials – 35.3%
9,030	ABB Ltd. (Switzerland)	$ 197,614
400	AeroVironment, Inc.*	24,536
777	Airbus SE (France)	114,286
814	Altra Industrial Motion Corp.	26,756
38,383	AviChina Industry & Technology Co. Ltd., Class H (China)	17,505
4,112	Ballard Power Systems, Inc. (Canada)*(a)	27,262
237	Boeing Co. (The)	86,785
5,020	CNH Industrial NV (United Kingdom)	53,965
356	Cubic Corp.	21,200
327	Curtiss-Wright Corp.	44,900
1,367	Daifuku Co. Ltd. (Japan)	79,516
1,773	DMG Mori Co. Ltd. (Japan)	28,042
80	Elbit Systems Ltd. (Israel)	13,224
1,943	Emerson Electric Co.	143,510
367	FANUC Corp. (Japan)	70,059
6,709	General Electric Co.	75,610
1,086	GS Yuasa Corp. (Japan)	21,966
471	Hexcel Corp.	37,506
746	Honeywell International, Inc.	133,198
950	KION Group AG (Germany)	63,079
475	L3Harris Technologies, Inc.	95,518
309	Mercury Systems, Inc.*	22,634
167	MTU Aero Engines AG (Germany)	45,279
672	Nachi-Fujikoshi Corp. (Japan)	31,050
308	Nidec Corp. (Japan)	45,535
230	Northrop Grumman Corp.	80,907
243	NV5 Global, Inc.*	11,686
504	Proto Labs, Inc.*	48,832
769	Rexnord Corp.*	24,293
851	Rockwell Automation, Inc.	166,660
737	Safran SA (France)	120,633
1,296	Schneider Electric SE (France)	125,178
1,104	Sensata Technologies Holding PLC*	56,845
649	Siemens AG (Germany)	83,810
9,667	Techtronic Industries Co. Ltd. (Hong Kong)	72,678
583	Thales SA (France)	57,159
375	TPI Composites, Inc.*	6,769
196	Varta AG (Germany)*	25,069

		2,401,054

GOLDMAN SACHS MOTIF MANUFACTURING REVOLUTION ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – 33.1%
6,890	3D Systems Corp.*	$ 58,496
773	Ambarella, Inc.*	42,314
586	Analog Devices, Inc.	66,189
439	ANSYS, Inc.*	111,809
504	Autodesk, Inc.*	91,174
334	Belden, Inc.	17,949
712	Brooks Automation, Inc.	31,876
601	Cognex Corp.	30,158
165	Coherent, Inc.*	24,892
857	Dassault Systemes (France)	135,125
834	Enphase Energy, Inc.*(a)	18,239
546	FARO Technologies, Inc.*	26,601
817	First Solar, Inc.*	45,131
2,764	Flex Ltd.*	32,809
880	FLIR Systems, Inc.	47,133
1,543	Hollysys Automation Technologies Ltd. (China)	22,697
2,256	Infineon Technologies AG (Germany)	48,227
2,030	Intel Corp.	117,841
353	IPG Photonics Corp.*	50,158
346	Isra Vision AG (Germany)	14,787
1,634	JinkoSolar Holding Co. Ltd. ADR (China)*	29,984
374	Keyence Corp. (Japan)	127,866
430	Materialise NV ADR (Belgium)*(a)	7,598
2,104	Nuance Communications, Inc.*	37,725
709	NVIDIA Corp.	153,669
770	Omron Corp. (Japan)	45,211
1,591	ON Semiconductor Corp.*	34,159
574	PTC, Inc.*	43,968
675	Renishaw PLC (United Kingdom)	34,593
289	Silicon Laboratories, Inc.*	30,614
524	SMA Solar Technology AG (Germany)*	17,957
703	SolarEdge Technologies, Inc.*	57,372
826	Spectris PLC (United Kingdom)	29,948
3,454	STMicroelectronics NV (Switzerland)	84,927
2,590	Stratasys Ltd.*	47,760
5,704	Sunny Optical Technology Group Co. Ltd. (China)	93,491
1,398	SunPower Corp.*	10,471
1,169	Teradyne, Inc.	73,168
633	Texas Instruments, Inc.	76,093
2,792	Topcon Corp. (Japan)	36,917

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
1,648	Trimble, Inc.*	$ 66,793
463	ViaSat, Inc.*	34,030
1,196	Xerox Holdings Corp.	46,560

		2,254,479

Materials – 5.5%
865	Albemarle Corp.	56,554
2,551	ArcelorMittal (Luxembourg)	43,676
319	Arkema SA (France)	33,084
897	FMC Corp.	87,870
8,041	Ganfeng Lithium Co. Ltd., Class H (China)(b)	18,141
1,525	Hitachi Chemical Co. Ltd. (Japan)	54,867
4,311	Livent Corp.*	33,626
6,951	Nippon Light Metal Holdings Co. Ltd. (Japan)	14,154
1,241	Sociedad Quimica y Minera de Chile SA ADR (Chile)	29,573

		371,545

Utilities – 0.3%
19,163	HK Electric Investments & HK Electric Investments Ltd. (Hong Kong)	18,777

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $6,202,262)		$6,789,387

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.4%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
94,349	1.613%	$ 94,349
(Cost $94,349)

TOTAL INVESTMENTS – 101.2% (Cost $6,296,611)		$6,883,736

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.2)%		(82,710)

NET ASSETS – 100.0%		$6,801,026

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

GOLDMAN SACHS MOTIF NEW AGE CONSUMER ETF

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%
Communication Services – 37.2%
1,322	Activision Blizzard, Inc.	$ 72,485
1,588	Bilibili, Inc. ADR (China)*	27,441
609	Cargurus, Inc.*	24,415
5,786	China Literature Ltd. (China)*(a)	22,212
1,274	Dip Corp. (Japan)	36,471
593	Electronic Arts, Inc.*	59,899
673	Eventbrite, Inc., Class A*	14,476
940	Facebook, Inc., Class A*	189,542
1,340	GungHo Online Entertainment, Inc. (Japan)	28,829
1,599	HUYA, Inc. ADR (China)*(b)	33,739
23,465	IGG, Inc. (Singapore)	17,117
2,132	iQIYI, Inc. ADR (China)*	40,828
1,861	Kakaku.com, Inc. (Japan)	44,881
1,456	Koei Tecmo Holdings Co. Ltd. (Japan)	34,529
805	LINE Corp. (Japan)*(b)	37,857
743	Live Nation Entertainment, Inc.*	51,869
661	Mail.Ru Group Ltd. GDR (Russia)*	13,352
833	Match Group, Inc.(b)	58,710
1,145	Momo, Inc. ADR (China)	42,857
264	NetEase, Inc. ADR (China)	83,244
370	Netflix, Inc.*	116,424
3,199	Nexon Co. Ltd. (Japan)*	43,613
210	Nintendo Co. Ltd. (Japan)	81,212
2,569	Pinterest, Inc., Class A*	50,044
531	Roku, Inc.*	85,156
1,287	Sea Ltd. ADR (Taiwan)*	47,670
8,964	Sirius XM Holdings, Inc.	62,569
3,414	Snap, Inc., Class A*	52,064
364	Spotify Technology SA*	51,888
733	Square Enix Holdings Co. Ltd. (Japan)	36,212
457	Take-Two Interactive Software, Inc.*	55,457
3,507	Tencent Holdings Ltd. (China)	148,654
3,767	Tencent Music Entertainment Group ADR (China)*	46,824
431	TripAdvisor, Inc.	12,240

Shares	Description	Value

Common Stocks – (continued)
Communication Services – (continued)
1,903	Twitter, Inc.*	$ 58,822
740	Ubisoft Entertainment SA (France)*	44,957
1,086	Weibo Corp. ADR (China)*	46,492
1,011	Yelp, Inc.*	35,061
477	YY, Inc. ADR (China)*	30,428
6,652	Zynga, Inc., Class A*	41,442

		2,081,982

Consumer Discretionary – 52.9%
848	Acushnet Holdings Corp.	25,499
325	adidas AG (Germany)	101,322
903	Alibaba Group Holding Ltd. ADR (China)*	180,600
84	Amazon.com, Inc.*	151,267
6,562	ANTA Sports Products Ltd. (China)	61,699
714	Arco Platform Ltd., Class A (Brazil)*	30,702
2,657	Asics Corp. (Japan)	43,988
932	ASOS PLC (United Kingdom)*	38,589
607	Baozun, Inc. ADR (China)*(b)	23,048
10,365	boohoo Group PLC (United Kingdom)*	42,286
45	Booking Holdings, Inc.*	85,681
625	Brunswick Corp.	36,731
1,118	Callaway Golf Co.	23,232
634	Carvana Co.*(b)	60,433
862	Chegg, Inc.*	33,420
1,993	Chewy, Inc., Class A*	49,347
19,672	China Education Group Holdings Ltd. (China)(b)	26,639
40,460	China Maple Leaf Educational Systems Ltd. (China)	14,111
42,285	China Yuhua Education Corp. Ltd. (China)(a)	25,983
457	Columbia Sportswear Co.	42,272
931	Delivery Hero SE (Germany)*(a)	49,273
929	Descente Ltd. (Japan)	15,168
776	Dick’s Sporting Goods, Inc.	35,549

GOLDMAN SACHS MOTIF NEW AGE CONSUMER ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
2,009	eBay, Inc.	$ 71,360
592	Etsy, Inc.*	25,687
472	Expedia Group, Inc.	47,984
1,785	Farfetch Ltd., Class A (United Kingdom)*	17,779
403	Flutter Entertainment PLC (Ireland)	45,873
770	Foot Locker, Inc.	30,839
512	Goldwin, Inc. (Japan)	36,982
7,445	Groupon, Inc.*	21,591
570	GrubHub, Inc.*	24,578
2,192	GSX Techedu, Inc. ADR (China)*	38,557
3,072	GVC Holdings PLC (United Kingdom)	33,839
1,745	HelloFresh SE (Germany)*	34,748
4,505	JD Sports Fashion PLC (United Kingdom)	44,322
2,689	JD.com, Inc. ADR (China)*	87,796
14,851	Li Ning Co. Ltd. (China)	47,620
292	Lululemon Athletica, Inc.*	65,901
1,181	MakeMyTrip Ltd. (India)*	30,741
7,471	Meituan Dianping, Class B (China)*	98,497
85	MercadoLibre, Inc. (Argentina)*	49,349
1,333	Mercari, Inc. (Japan)*	29,384
598	New Oriental Education & Technology Group, Inc. ADR (China)*	72,406
1,228	NIKE, Inc., Class B	114,806
2,481	Ocado Group PLC (United Kingdom)*	42,522
1,869	Pinduoduo, Inc. ADR (China)*	67,191
538	Planet Fitness, Inc., Class A*	39,769
538	Puma SE (Germany)	40,456
4,552	Rakuten, Inc. (Japan)	39,447
3,056	Sports Direct International PLC (United Kingdom)*	13,329
853	Stitch Fix, Inc., Class A*(b)	20,114
1,828	TAL Education Group ADR (China)*	80,907
535	Thor Industries, Inc.	34,117
1,619	Trip.com Group Ltd. ADR (China)*	53,816
2,445	Under Armour, Inc., Class A*	46,186
3,676	Vipshop Holdings Ltd. ADR (China)*	46,979
517	Wayfair, Inc., Class A*	43,904
873	WW International, Inc.*	37,792
920	YETI Holdings, Inc.*(b)	29,274
2,335	Yunji, Inc. ADR (China)*	9,223
1,271	Zalando SE (Germany)*(a)	54,795

		2,967,299

Consumer Staples – 4.7%
463	Beyond Meat, Inc.*	38,410
223	Calavo Growers, Inc.	19,889
535	Cal-Maine Foods, Inc.	23,289
973	Fresh Del Monte Produce, Inc.	31,817
656	Herbalife Nutrition Ltd.*	29,920
683	Maruha Nichiro Corp. (Japan)	18,012
2,577	Nippon Suisan Kaisha Ltd. (Japan)	15,461
1,757	Pilgrim’s Pride Corp.*	55,346
198	Sanderson Farms, Inc.	32,785

		264,929

Shares	Description	Value

Common Stocks – (continued)
Health Care – 1.7%
1,040	Dechra Pharmaceuticals PLC (United Kingdom)	$ 38,124
229	IDEXX Laboratories, Inc.*	57,612

		95,736

Industrials – 0.8%
629	en-japan, Inc. (Japan)	29,351
1,270	Upwork, Inc.*	14,795

		44,146

Information Technology – 2.6%
552	2U, Inc.*	13,767
564	GoDaddy, Inc., Class A*	37,438
718	LivePerson, Inc.*	28,497
1,168	Sabre Corp.	26,198
320	Wix.com Ltd. (Israel)*	38,685

		144,585

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $5,129,868)		$5,598,677

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 5.2%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
289,841	1.613%	$ 289,841
(Cost $289,841)

TOTAL INVESTMENTS – 105.1% (Cost $5,419,709)		$5,888,518

LIABILITIES IN EXCESS OF OTHER ASSETS – (5.1)%		(284,024)

NET ASSETS – 100.0%		$5,604,494

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
PLC	— Public Limited Company

GOLDMAN SACHS MOTIF ETFS

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS MOTIF ETFS

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2019:

MOTIF DATA-DRIVEN WORLD ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,201,508	$—	$—
Europe	979,042	—	—
North America	7,969,254	—	—
Securities Lending Reinvestment Vehicle	73,756	—	—

Total	$11,223,560	$—	$—

MOTIF FINANCE REIMAGINED ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,160,897	$—	$—
Europe	1,566,392	—	—
North America	8,697,480	—	—
South America	269,806	—	—
Securities Lending Reinvestment Vehicle	404,285	—	—

Total	$12,098,860	$—	$—

MOTIF HUMAN EVOLUTION ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$649,872	$—	$—
Europe	1,902,354	—	—
North America	7,105,279	—	—
Oceania	17,888	—	—
Securities Lending Reinvestment Vehicle	170,523	—	—

Total	$9,845,916	$—	$—

MOTIF MANUFACTURING REVOLUTION ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,167,114	$—	$—
Europe	1,834,167	—	—
North America	3,758,533	—	—
South America	29,573	—	—
Securities Lending Reinvestment Vehicle	94,349	—	—

Total	$6,883,736	$—	$—

MOTIF NEW AGE CONSUMER ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,163,401	$13,352	$—
Europe	642,214	—	—
North America	2,699,659	—	—
South America	80,051	—	—
Securities Lending Reinvestment Vehicle	289,841	—	—

Total	$5,875,166	$13,352	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS MOTIF ETFS

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

Please refer to the Fund’s respective Schedule of Investments to find the table which provide information about the Funds’ investment in the Goldman Sachs Financial Square Government Fund for the period ended November 30, 2019.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS MOTIF ETFS

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Index Risk — Motif Capital Management, Inc. (the “Index Provider”) constructs each Fund’s Index in accordance with a rules based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to the portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.